UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05216

ELFUN INTERNATIONAL EQUITY FUND

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Joshua A. Weinberg, Esq.	Timothy W. Diggins, Esq.
Vice President and Managing Counsel	Ropes & Gray LLP
SSGA Funds Management, Inc.	800 Boylston Street
One Lincoln Street	Boston, MA 02199-3600
Boston, MA 02111

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1.	Schedule of Investments.

Elfun International Equity Fund

Schedule of Investments—September 30, 2016 (Unaudited)

Common Stock—96.1%†	Number of Shares	Fair Value
Australia—1.3%
Insurance Australia Group Ltd.	687,689	$2,878,611
Belgium—2.1%
Anheuser-Busch InBev S.A.	34,465	4,516,124
Canada—3.4%
Brookfield Asset Management Inc., Class A	31,185	1,094,589
Cenovus Energy Inc.	212,677	3,047,143
Seven Generations Energy Ltd. Class A	135,627	3,258,970	(a)
		7,400,702
France—10.9%
Airbus Group SE	37,083	2,243,722
AXA S.A.	119,878	2,551,576
BNP Paribas S.A.	101,550	5,223,359
Sanofi	50,626	3,848,276
Schneider Electric SE	47,466	3,310,423
Technip S.A.	27,677	1,700,424
Vivendi S.A.	122,247	2,465,992
Zodiac Aerospace	92,401	2,250,737
		23,594,509
Germany—9.8%
Bayer AG	30,486	3,063,887
Continental AG	14,944	3,143,010
Fresenius SE & Company KGaA	42,059	3,356,352
HeidelbergCement AG	30,634	2,894,924
KION Group AG	31,665	2,050,415
Linde AG	9,095	1,546,431
SAP SE	38,673	3,516,841
Zalando SE	42,760	1,785,195	(a)
		21,357,055
Hong Kong—2.1%
AIA Group Ltd.	671,167	4,460,918
India—2.7%
ICICI Bank Ltd.	853,418	3,235,247
Power Grid Corporation of India Ltd.	999,691	2,647,124
		5,882,371
Ireland—1.2%
Kerry Group PLC, Class A	32,193	2,682,997
Italy—1.1%
Intesa Sanpaolo S.p.A.	1,106,164	2,453,894
Japan—25.1%
Astellas Pharma Inc.	139,600	2,169,166
East Japan Railway Co.	17,600	1,578,117
FANUC Corp.	22,700	3,813,035
Fuji Heavy Industries Ltd.	66,900	2,480,714
Kao Corp.	89,300	5,018,578
Keyence Corp.	6,294	4,565,815

Komatsu Ltd.	35,300	800,015
Mitsubishi Estate Company Ltd.	165,459	3,084,843
Mitsubishi UFJ Financial Group Inc.	419,500	2,092,425
Mitsui Fudosan Company Ltd.	159,518	3,363,953
Murata Manufacturing Company Ltd.	18,397	2,367,184
Nidec Corp.	55,500	5,076,196
Secom Company Ltd.	43,800	3,247,424
Sekisui House Ltd.	152,600	2,578,370
Shimano Inc.	25,100	3,698,138
SoftBank Group Corp.	56,401	3,632,522
Sumitomo Mitsui Financial Group Inc.	27,500	917,889
Tokio Marine Holdings Inc.	20,400	772,365
Toyota Motor Corp.	57,282	3,268,974
		54,525,723
Mexico—0.4%
Grupo Financiero Banorte SAB de C.V., Class O	160,123	842,169
Netherlands—5.0%
ASML Holding N.V.	44,557	4,891,647
ING Groep N.V.	220,850	2,727,622
NXP Semiconductors N.V.	32,098	3,274,317	(a)
		10,893,586
Norway—1.6%
Statoil ASA	211,719	3,547,061
South Africa—1.8%
Naspers Ltd., Class N	22,070	3,812,097
South Korea—1.5%
KEPCO Plant Service & Engineering Company Ltd.	10,746	563,961
Samsung Electronics Company Ltd.	1,800	2,611,704
		3,175,665
Spain—1.3%
Banco Bilbao Vizcaya Argentaria S.A.	304,742	1,843,169
Iberdrola S.A.	158,244	1,076,255
		2,919,424
Sweden—5.3%
Assa Abloy AB, Class B	161,703	3,289,777
Hexagon AB, Class B	75,557	3,303,645
Svenska Cellulosa AB SCA, Class B	49,203	1,463,329
Telefonaktiebolaget LM Ericsson, Class B	490,644	3,547,797
		11,604,548
Switzerland—7.0%
Geberit AG	6,035	2,648,328
Givaudan S.A.	1,590	3,242,655
Nestle S.A.	52,273	4,127,809
Roche Holding AG	21,261	5,285,642
		15,304,434
Taiwan—1.7%
Taiwan Semiconductor Manufacturing Company Ltd.	623,900	3,632,475
United Kingdom—10.8%
Barclays PLC	756,871	1,649,768
BHP Billiton PLC	93,704	1,415,012
Capita PLC	129,961	1,131,089
Johnson Matthey PLC	44,380	1,898,978

Prudential PLC	99,449	1,765,303
Shire PLC	78,054	5,067,579
Smith & Nephew PLC	211,844	3,423,306
Vodafone Group PLC	1,566,536	4,512,458
WPP PLC	113,231	2,668,159
		23,531,652
Total Common Stock (Cost $198,522,486)		209,016,015

Short-Term Investments—3.8%
State Street Institutional U.S. Government Money Market Fund—Class G Shares	8,233,077	8,233,077	(b,c,d)
0.31%
(Cost $8,233,077)

Total Investments (Cost $206,755,563)		217,249,092

Other Assets and Liabilities, net—0.1%		254,166

NET ASSETS—100.0%		$217,503,258

Other Information:

The Fund had the following long futures contracts open at September 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
MSCI EAFE Mini Index Futures	December 2016	25	$2,133,375	$36,587

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	At September 30, 2016, all or a portion of this security was pledged to cover collateral requirements for futures.

(c)	Coupon amount represents effective yield.

(d)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, effective July 1, 2016, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2016.

Abbreviations:

The Fund was invested in the following sectors at September 30, 2016 (unaudited):

Sector	Percentage (based on Fair Value)
Diversified Banks	9.66%
Pharmaceuticals	6.61%
Electrical Components & Equipment	3.86%
Wireless Telecommunication Services	3.75%
Electronic Equipment & Instruments	3.62%
Semiconductors	3.18%
Packaged Foods & Meats	3.14%
Integrated Oil & Gas	3.04%
Diversified Real Estate Activities	2.97%
Life & Health Insurance	2.87%
Building Products	2.73%
Automobile Manufacturers	2.65%
Specialty Chemicals	2.37%
Biotechnology	2.33%
Personal Products	2.31%
Semiconductor Equipment	2.25%
Brewers	2.08%
Aerospace & Defense	2.07%
Industrial Machinery	1.76%
Cable & Satellite	1.75%
Electric Utilities	1.71%
Leisure Products	1.70%
Property & Casualty Insurance	1.68%
Communications Equipment	1.63%
Application Software	1.62%
Healthcare Equipment	1.58%
Healthcare Services	1.55%
Oil & Gas Exploration & Production	1.50%
Security & Alarm Services	1.49%
Auto Parts & Equipment	1.45%
Construction Materials	1.33%
Construction Machinery & Heavy Trucks	1.31%
Advertising	1.23%
Technology Hardware, Storage & Peripherals	1.20%
Home Building	1.19%
Multi-Line Insurance	1.17%
Movies & Entertainment	1.14%
Electronic Components	1.09%
Internet & Direct Marketing Retail	0.82%
Oil & Gas Equipment & Services	0.78%
Railroads	0.73%
Industrial Gases	0.71%
Household Products	0.67%
Diversified Metals & Mining	0.65%
Human Resource & Employment Services	0.52%
Asset Management & Custody Banks	0.50%
Diversified Support Services	0.26%

96.21%

Short-Term Investments
Short-Term Investments	3.79%

3.79%

100.00%

Notes to Financial Statements

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. The investment adviser performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the period ended September 30, 2016, the Fund invested in stock index futures contracts for the purpose of gaining market exposure and residual cash positions. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange (“NYSE”). In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2016:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$209,016,015	$—	$—	$209,016,015
Short-Term Investments	8,233,077	—	—	8,233,077

Total Investments in Securities	$217,249,092	$—	$—	$217,249,092

Other Financial Instruments*
Long Futures Contracts—Unrealized Appreciation	$36,587	$—	$—	$36,587

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts and credit default swaps. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At September 30, 2016, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$208,627,867	$24,982,406	$(16,361,181)	$8,621,225

Investment Adviser and Administrator

Effective July 1, 2016, SSGA Funds Management, Inc. became the investment adviser and administrator to the Fund. Prior to July 1, 2016, GE Asset Management Incorporated served as the investment adviser and administrator to the Fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

By:	/s/ ELLEN M. NEEDHAM
Ellen M. Needham
President

Date: November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ ELLEN M. NEEDHAM
Ellen M. Needham
President (Principal Executive Officer)

Date: November 21, 2016

By:	/s/ BRUCE ROSENBERG
Bruce Rosenberg
Treasurer (Principal Financial Officer)

Date: November 21, 2016